INCOME TAXES - Reconciliation of Income Tax Rates (Details)		6 Months Ended	12 Months Ended
	Dec. 22, 2017	Jun. 29, 2018	Jun. 29, 2018	Jun. 30, 2017
Reconciliation of the United States statutory income tax rate to our effective income tax rate
U.S. statutory income tax rate	35.00%	21.00%	28.10%	35.00%
State taxes			1.90%	1.00%
International income			(0.50%)	(1.30%)
Nondeductible goodwill			0.00%	0.00%
Research and development tax credit			(2.90%)	(2.00%)
Change in valuation allowance			0.20%	(0.20%)
U.S. production activity benefit			(0.90%)	(0.50%)
Excess tax benefits on equity-based compensation			(1.80%)	(2.60%)
Settlement of tax audits			(2.20%)	0.00%
U.S. tax reform			0.40%	(0.00%)
Other items			0.40%	(0.10%)
Effective income tax rate			22.70%	29.30%